Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
16. Commitments and Contingencies

Litigation

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 10 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized $52.5 million, $52.2 million and $46.0 million in rental expense for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2013	$40,412
2014	31,252
2015	24,827
2016	20,474
2017	14,694
Thereafter	32,267

Total	$163,926